Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Notional amount	$ 190,661,000	$ 207,163,000
Foreign exchange forward contracts fair value	59,000	4,052,000
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	15,000	71,000
Foreign exchange forward contracts designated as hedging instruments	454,000	4,005,000
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(175,000)	(21,000)
Foreign exchange forward contracts designated as hedging instruments	(235,000)	(3,000)
Contingent consideration		0
Foreign exchange forward contracts fair value	59,000	4,052,000
Level 3 [Member]
Assets:
Foreign exchange forward contracts designated as hedging instruments	0	0
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	0
Foreign exchange forward contracts designated as hedging instruments		0
Convertible notes	15,400,000	10,486,000
Contingent consideration	12,513,000	12,694,000
Foreign exchange forward contracts fair value	2,887,000	(2,208,000)
Fair Value, Inputs, Level 1
Liabilities:
Contingent consideration	289,000	596,000
Foreign exchange forward contracts fair value	$ 289,000	$ 596,000